Business Segments - Schedule of Capital Expenditures by Segment (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 184	$ 167	$ 254	$ 433	$ 389
Ownership [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	173	158	240	396	368
Timeshare [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	5	4	8	28	12
Corporate and other [member]
Segment Reporting, Capital Expenditure Reconciling Item [Line Items]
Capital expenditures for property and equipment	$ 6	$ 5	$ 6	$ 9	$ 9